COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS
COMMITMENTS
Arrangements with key suppliers
From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.
Arrangements with sponsors
Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.
Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2019 were as follows:

	At December 31, 2019
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	72,352	16,208	4,403	—	92,963

Non-cancellable lease agreements
The future aggregate minimum lease payments under non-cancellable leases, mainly relating to the lease of property and cars, are as follows:

	At December 31, 2019
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	20,899	17,242	10,577	14,885	63,603